Annual Total Returns - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIP Value Strategies Portfolio - VIP Value Strategies Portfolio - Initial Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(2.99%)
Annual Return 2016	9.62%
Annual Return 2017	19.36%
Annual Return 2018	(17.32%)
Annual Return 2019	34.53%
Annual Return 2020	8.26%
Annual Return 2021	33.60%
Annual Return 2022	(7.03%)
Annual Return 2023	20.85%
Annual Return 2024	9.40%